UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2009

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	January 19, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	$150,273,000

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE

                                           VALUE   SHRS OR SH/PUT/INVESTOTHERVOTING AUTHORITY
NAME OF ISSUER            TITLE OFCUSIP    (x$1000)PRN AMT PRNCALLDISCREMANAGSOLE   SHAREDNONE
-----------------------------------------------------------------------------------------------
AETNA INC NEW             COM     00817Y108    5072  160000SH     Sole        160000     0    0
ALLEGHANY CORP DEL        COM     17175100     9729   35250SH     Sole         35250     0    0
AMERICAN EXPRESS CO       COM     25816109     4862  120000SH     Sole        120000     0    0
APPLIED MATLS INC         COM     38222105      767   55000SH     Sole         55000     0    0
BB&T CORP                 COM     54937107     4922  194000SH     Sole        194000     0    0
BOEING CO                 COM     97023105     4601   85000SH     Sole         85000     0    0
CANADIAN NATL RY CO       COM     136375102    2446   45000SH     Sole         45000     0    0
DAVITA INC                COM     23918K108    2232   38000SH     Sole         38000     0    0
ENSCO INTL LTDAL INC      COM     29358Q109    2796   70000SH     Sole         70000     0    0
EXXON MOBIL CORP          COM     30231G102    3750   55000SH     Sole         55000     0    0
FIDELITY NATIONAL FINANCIACL A    31620R105    8076  600000SH     Sole        600000     0    0
FREIGHTCAR AMER INC       COM     357023100    1686   85000SH     Sole         85000     0    0
INGERSOLL-RAND PLC        SHS     G47791101    9650  270000SH     Sole        270000     0    0
J P MORGAN CHASE & CO     COM     46625H100    4792  115000SH     Sole        115000     0    0
JACOBS ENGR GROUP INC  DELCOM     469814107    1692   45000SH     Sole         45000     0    0
JOHNSON & JOHNSON         COM     478160104    1610   25000SH     Sole         25000     0    0
KENNEDY-WILSON HLDGS INC  COM     489398107     359   40100SH     Sole         40100     0    0
MCDERMOTT INTL INC        COM     580037109    6459  269000SH     Sole        269000     0    0
MOHAWK INDS INC           COM     608190104    5712  120000SH     Sole        120000     0    0
NVR INC                   COM     62944T105    8173   11500SH     Sole         11500     0    0
OLD REP INTL CORP         COM     680223104     653   65000SH     Sole         65000     0    0
PRECISION CASTPARTS CORP  COM     740189105    4193   38000SH     Sole         38000     0    0
REPUBLIC SVCS INC         COM     760759100    9767  345000SH     Sole        345000     0    0
ROCKWELL COLLINS INC      COM     774341101    3045   55000SH     Sole         55000     0    0
RYANAIR HLDGS PLC         SPONSORE783513104    3217  120000SH     Sole        120000     0    0
SCHWEITZER-MAUDUIT INTL INCOM     808541106    7739  110000SH     Sole        110000     0    0
SPDR GOLD TRUST           CALL    78463V907    2800   26100CALCALLSole         26100     0    0
SPDR GOLD TRUST           GOLD SHS78463V107    8477   79000SH     Sole         79000     0    0
STANCORP FINL GROUP INC   COM     852891100    7804  195000SH     Sole        195000     0    0
WASTE MGMT INC DEL        COM     94106L109    4395  130000SH     Sole        130000     0    0
WELLPOINT INC             COM     94973V107    6703  115000SH     Sole        115000     0    0
XTO ENERGY INC            COM     98385X106    2094   45000SH     Sole         45000     0    0